Exploration and Evaluation of Oil and Gas Reserves - Summary of Changes in Balances of Capitalized Costs (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property plant and equipment
Beginning balance	$ 157,383	$ 176,650
Cumulative translation adjustment	1,554	(20,902)
Closing Balance	176,784	157,383
Oil And Natural Gas Liquids [member]
Property plant and equipment
Beginning balance	4,132	4,522
Additions to capitalized costs pending determination of proved reserves	201	379
Capitalized exploratory costs charged to expense	(38)	(10)
Transfers upon recognition of proved reserves		(95)
Cumulative translation adjustment	46	(664)
Closing Balance	4,341	4,132
Intangible Assets	1,995	1,980
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	$ 6,336	$ 6,112